Document and Entity Information	Aug. 04, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 04, 2016
Registrant Name	Absolute Shares Trust
Central Index Key	0001591939
Amendment Flag	false
Document Creation Date	Aug. 04, 2016
Document Effective Date	Aug. 04, 2016
Prospectus Date	Oct. 31, 2015
WBI Tactical LCG Shares | WBI Tactical LCG Shares
Prospectus:
Trading Symbol	WBIE
WBI Tactical LCV Shares | WBI Tactical LCV Shares
Prospectus:
Trading Symbol	WBIF
WBI Tactical LCY Shares | WBI Tactical LCY Shares
Prospectus:
Trading Symbol	WBIG
WBI Tactical LCS Shares | WBI Tactical LCS Shares
Prospectus:
Trading Symbol	WBIL